GENERAL (Equity Method Investment) (Details) (SFL Linus [Member], Variable Interest Entity, Not Primary Beneficiary [Member])	Dec. 31, 2013 drilling_rigs
SFL Linus [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Number of newbuilding harsh environment jack-up drilling rigs contracted to be delivered	1